Related party transactions - Balance With Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Amounts due from related parties (current and non current)	¥ 762,781	¥ 548,145
Amounts due to related parties	101,782	104,187
Prepayment to purchase of goods	113,688	93,603
Deposits	653,998	¥ 587,339
VipFubon
Related party transactions
Interest rate (as a percent)		3.30%
Deposits	¥ 599,078	¥ 403,037
VipFubon | Minimum
Related party transactions
Interest rate (as a percent)	2.20%
VipFubon | Maximum
Related party transactions
Interest rate (as a percent)	2.45%
Interest Free Loans
Related party transactions
Amounts due from related parties (current and non current)	¥ 20,307	¥ 11,887
Gansu Shan Shan
Related party transactions
Interest rate (as a percent)	2.85%	2.85%
Gansu Shan Shan | Interest Bearing Loans
Related party transactions
Amounts due from related parties (current and non current)	¥ 29,708	¥ 39,618